LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Investments [Abstract]
Schedule of long-term investments
		As of December 31,
	Note	2017	2018

Equity method investments:
Plum Inc.	(i)	$7,407	$5,581
Fundrise, L.P.	(ii)	11,042	11,319
Others	(iii)	3,731	2,714

Total equity method investments		22,180	19,614

Equity investments without readily determinable fair values Suzhou Youge Interconnection Venture Capital Center		768	727

Total equity investments without readily determinable fair values		768	727

Equity investment with readily determinable fair values:
Hylink Advertising Co., Ltd.	(iv)	9,794	-

Total equity investment with readily determinable fair values		9,794	-

Available-for-sale investment
Plum Inc.	(i)	2,000	2,000

Total Available-for-sale investment		2,000	2,000

Total long-term investments		$34,742	$22,341

(i)
In August 2015, the Company entered into agreements to purchase 2,304,205 Series A Preferred Shares issued by Plum Inc. for a total consideration of $10,500. The Company held 26.64% and 19.64% equity interest of Plum Inc. as of December 31, 2017 and 2018, respectively and recognized its share of loss in Plum Inc. of $1,352, $1,452 and $1,826 for the years ended December 31, 2016, 2017 and 2018, respectively. The Company accounted for this investment as equity method as of December 31, 2017 and 2018 as it believes it is able to exert significant influence through its board seat held by the Company.

In January 2017, the Company entered into agreements to purchase convertible promissory note issued by Plum Inc. for a total consideration of $2,000.
The Company accounted for it as available-for-sale investment as the Company determined this as debt security and measured at fair value. The unrealized gains or losses of US$ nil and US$ nil were reported in other comprehensive (loss) income for the years ended December 31, 2017 and 2018, respectively.

(ii)
In October 2014, the Company entered into an agreement to purchase limited partnership interest of Fundrise, L.P. for a total consideration of $10,000. The Company held 98.04% equity interest as of December 31, 2017 and 2018 and recognized its share of gain of $249, $148 and $276 for the years ended December 31, 2016, 2017 and 2018, respectively.

(iii)	Others represents other equity method investments with individual carrying amounts less than $1,500 as of December 31, 2017 and 2018, respectively.

(iv)
In April 2011, the Company acquired 2% equity interest of Hylink Advertising Co., Ltd. at total cash consideration of $2,381. Hylink is mainly engaged in advertising agency service. The Company was not able to exercise significant influence over the operating and financial decisions of Hylink, and thus the Company used the cost method to account for its investment.

In August 2017, Hylink successfully listed on the Shanghai Stock Exchange in China. The Company reassessed and classified the investment as available for sales. Unrealized holding gains of
$7,489
were reported in other comprehensive income for the year ended December 31, 2017. On January 1, 2018, the Company adopted ASU 2016-01 and reclassified the investment to equity investment with readily determinable fair value. Subsequently, the Company disposed Hylink and recognized a loss of $2,141.

Summary of financial information of the equity method investments

The summarized financial information for all of the Company’s equity method investments were as follows:

	As of December 31,
	2017	2018

Total current assets	$6,385	$21,015
Total assets	$26,055	$33,181
Total current liabilities	$1,867	$2,584
Total liabilities	$7,657	$11,008

	For the years ended December 31,
	2016	2017	2018

Net revenues	$1,217	$1,931	$3,021
Gross (loss) profits	$(545)	$(99)	$616
Loss from continuing operations	$(9,356)	$(4,391)	$(9,137)
Net loss	$(9,356)	$(4,391)	$(9,137)